Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2022	Dec. 31, 2021
Americas [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.90%	2.00%
Pre-tax discount rate	13.70%	10.20%
EMEAA [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.20%
Pre-tax discount rate	16.20%	12.80%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Pre-tax discount rate	13.80%	12.60%